Possible Impact of Amendments, New Standards and Interpretations Issued But Not Yet Effective for the Year Ended 31 December 2021 (Tables)	12 Months Ended
Dec. 31, 2021
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Abstract]
Summary of Number of Amendments, New Standards and Interpretations Which are Not Yet Effective

Effective for accounting periods beginning on or after
Annual Improvements to IFRS Standards 2018-2020	1 January 2022
Amendments to IFRS 3, Reference to the Conceptual Framework	1 January 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use	1 January 2022
Amendments to IAS 37, Onerous Contracts – Cost of Fulfilling a Contract	1 January 2022
Amendments to IAS 1, Classification of Liabilities as Current or Non-current	1 January 2023
IFRS 17, Insurance contracts	1 January 2023
Basis for conclusions on IFRS 17	1 January 2023
Illustrative examples on IFRS 17	1 January 2023
Amendments to IFRS 17	1 January 2023
Amendments to IFRS 17, Initial Application of IFRS 17 and IFRS 9 - Comparative Information	1 January 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies	1 January 2023
Amendments to IAS 8, Definition of Accounting Estimates	1 January 2023
Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction	1 January 2023